Accrued Interest and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Interest and Liabilities

Note 9 – Accrued Interest and Liabilities

At March 31, 2025 and December 31, 2024, the Company had accrued liabilities totaling $539,092, which included $175,000 contingent liability to GBB and $364,092 of accrued losses on two settlement cases, and $1,433,245, which included accrued losses on four settlement agreements, respectively.

Note 9 - Accrued Expense and Other Accrued Liabilities

At December 31, 2024 and December 31, 2023, the Company had accrued expenses on the convertible notes below of $1,433,245 and $269,152, respectively. At December 31, 2024 and December 31, 2023, the Company had accrued liabilities totalling $ 234,360 and $60,450, respectively.